VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2019
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
VALUATION AND QUALIFYING ACCOUNTS

SCHEDULE II:

VALUATION AND QUALIFYING ACCOUNTS AND RESERVES

VALUATION AND QUALIFYING ACCOUNTS

(In thousands)

	Accounts Receivable Allowances	Valuation Allowances on Net Deferred Tax Assets
Balance as of December 31, 2016	$-	$8,625
Charged to costs and expenses	63	886
Charged to other accounts	-	-
Balance as of December 31, 2017	63	9,511
Charged to costs and expenses	34	(749)
Charged to other accounts	-	-
Balance as of December 31, 2018	97	8,762
Charged to costs and expenses	31	6,628
Charged to other accounts	(51)	-

Balance as of December 31, 2019	$77	$15,390